Transfer of Financial Assets	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Transfer of Financial Assets
9.	TRANSFER OF FINANCIAL ASSETS

When the Group transfers financial assets under an agreement that meets all requirements to derecognize such assets, the difference between the carrying amount of those assets and the amount received as consideration is charged to income.

(a)	Transfers that do not qualify for derecognition

The following is a detail of the financial assets transferred by the Group that continue to be recognized in its consolidated financial statements as of December 31, 2018 and 2017:

	12/31/2018	12/31/2017
Securitized Personal Loans
Asset	770,104	1,986,604
Liabilities	537,697	1,329,614
Transfers of receivables with recourse
Asset	141,243	842,765
Liabilities	74,073	999,180

(b)	Transfers of financial assets that qualify for derecognition

The Group makes, in certain opportunities, non-recourse portfolio sales. In these cases, the Group has not retained any substantial risk or reward regarding the transferred portfolio, and therefore, such portfolio meets derecognition requirements.